Investment Securities (Roll-forward of Credit Loss Component Recognized in Earnings) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Roll-forward of credit loss component recognized in earnings:
Balance at beginning of period	¥ 4,125	¥ 6,691
Additions: Initial credit impairments	107	35
Additions: Subsequent credit impairments	1	22
Reductions: Securities sold or matured	(403)	(939)
Balance at end of period	¥ 3,830	¥ 5,809